STOCKHOLDERS EQUITY - Common Stock Shares (Details)	Sep. 30, 2021 Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	74,666,115			74,666,115				61,057,864
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	4,595,168			2,765,097				8,396,425
Common shares, shares outstanding (in shares)	4,595,168		4,488,416	2,765,097	8,544,436		8,468,742	8,396,425	8,273,865
Preferred stock, issued	41,587,368			41,587,368				32,653,742
Common stock subject to possible redemption	41,587,368			41,587,368	41,692,230			32,653,742
LifeSci Acquisition II Corp
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	30,000,000	30,000,000				30,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	2,002,260	2,002,260				2,156,250
Common shares, shares outstanding (in shares)	2,002,260	2,002,260				2,156,250
Common stock subject to possible redemption	8,009,041	8,009,041
Common stock subject to redemption | LifeSci Acquisition II Corp
Class of Stock [Line Items]
Preferred stock, issued		8,009,041				0
Common stock subject to possible redemption	8,009,041	8,009,041				0